Net Revenues	12 Months Ended
Dec. 31, 2019
Net Revenues
Net Revenues

(24)    Net Revenues

Net revenues are mainly generated from the sale of goods.

The distribution of net consolidated revenues for 2019, 2018 and 2017 by segment is as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Bioscience	3,993,462	3,516,704	3,429,785
Diagnostic	733,604	702,265	732,369
Hospital	134,441	119,454	105,649
Bio supplies	266,540	167,004	66,791
Others	22,820	22,451	18,263
Intersegments	(52,176)	(41,154)	(34,784)
	5,098,691	4,486,724	4,318,073

The geographical distribution of net consolidated revenues is as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
USA and Canada	3,390,811	2,974,429	2,896,505
Spain	268,287	264,913	242,894
European Union	588,375	535,361	444,089
Rest of the world	851,218	712,021	734,585
Consolidated	5,098,691	4,486,724	4,318,073

Details of discounts and other reductions in gross income are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Gross sales	6,429,762	5,588,257	5,322,618
Chargebacks	(1,119,540)	(923,023)	(826,775)
Cash discounts	(70,340)	(62,518)	(57,512)
Volume rebates	(56,426)	(46,922)	(43,274)
Medicare and Medicaid	(50,442)	(40,343)	(41,722)
Other discounts	(34,323)	(28,727)	(35,262)
Net sales	5,098,691	4,486,724	4,318,073

Movement in discounts and other reductions in gross income during 2017 were as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2016	87,249	6,632	26,507	21,757	4,442	146,587
Current estimate related to sales made in current and prior year	826,775	57,512	43,274	41,722	35,262	1,004,545	(1)
(Actual returns or credits in current period related to sales made in current period)	(795,449)	(52,270)	(28,976)	(28,198)	(26,072)	(930,965)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	31	(6,024)	(20,210)	(16,659)	(2,864)	(45,726)	(3)
Translation differences	(12,716)	(736)	(2,604)	(2,418)	(625)	(19,099)
Balance at 31 December 2017	105,890	5,114	17,991	16,204	10,143	155,342

Movement in discounts and other reductions to gross income during 2018 were as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2017	105,890	5,114	17,991	16,204	10,143	155,342
Current estimate related to sales made in current and prior year	923,023	62,518	46,922	40,343	28,727	1,101,533	(1)
(Actual returns or credits in current period related to sales made in current period)	(957,695)	(56,568)	(24,648)	(21,324)	(26,493)	(1,086,728)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	—	(4,909)	(16,384)	(13,232)	(3,781)	(38,306)	(3)
Translation differences	3,957	286	916	950	241	6,350
Balance at 31 December 2018	75,175	6,441	24,797	22,941	8,837	138,191

Movement in discounts and other reductions to gross income during 2019 were as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2018	75,175	6,441	24,797	22,941	8,837	138,191
Current estimate related to sales made in current and prior year	1,119,540	70,340	56,426	50,442	34,323	1,331,071	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,104,493)	(64,523)	(28,014)	(34,486)	(22,490)	(1,254,006)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	275	(6,385)	(25,050)	(20,375)	(5,652)	(57,187)	(3)
Translation differences	(9)	24	546	389	52	1,003
Balance at 31 December 2019	90,488	5,897	28,705	18,911	15,070	159,072
(1)	Net impact in income statement: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current period
(3)	Amounts credited and posted against provisions for prior period